Deferred Charges	6 Months Ended
Jun. 30, 2016
Deferred Charges [Abstract]
Deferred Charges

4.Deferred Charges

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $16,984 and $15,290, at June 30, 2016 and December 31, 2015, respectively. Amortization of deferred dry-docking costs was $2,931 during the first six months of 2016 and $3,568 during the first six months of 2015 and is included in depreciation and amortization of deferred dry-docking costs in the accompanying Consolidated Statements of Comprehensive Income.